Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Details) - Financial assets at fair value through profit or loss, classified as held for trading, category [member] - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost	R$ 571,840	R$ 514,779
Accumulated gain / (loss) reflected in income	(12,015)	(3,027)
Fair value	559,825	511,752
Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Cost	366,857	340,818
Accumulated gain / (loss) reflected in income	(5,161)	1,274
Fair value	361,696	342,092
Government securities - Latin America [member]
IfrsStatementLineItems [Line Items]
Cost	4,404	2,854
Accumulated gain / (loss) reflected in income	(23)	21
Fair value	4,381	2,875
Government Securities Abroad [Member]
IfrsStatementLineItems [Line Items]
Cost	1,490	2,599
Accumulated gain / (loss) reflected in income	(17)	(37)
Fair value	1,473	2,562
Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Cost	161,447	141,467
Accumulated gain / (loss) reflected in income	(6,275)	(3,814)
Fair value	155,172	137,653
Corporate Securities [Member] | Negotiable Shares [Member]
IfrsStatementLineItems [Line Items]
Cost	27,860	27,844
Accumulated gain / (loss) reflected in income	(1,980)	(1,309)
Fair value	25,880	26,535
Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Cost	972	4,192
Accumulated gain / (loss) reflected in income	(31)	11
Fair value	941	4,203
Corporate Securities [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Cost	450	128
Fair value	450	128
Corporate Securities [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Cost	1,754	1,655
Accumulated gain / (loss) reflected in income	(100)	(64)
Fair value	1,654	1,591
Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Cost	91,544	79,026
Accumulated gain / (loss) reflected in income	(4,402)	(2,478)
Fair value	87,142	76,548
Corporate Securities [Member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Cost	2,017	2,460
Accumulated gain / (loss) reflected in income	(26)	4
Fair value	1,991	2,464
Corporate Securities [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Cost	33,062	22,552
Accumulated gain / (loss) reflected in income	9
Fair value	33,071	22,552
Corporate Securities [Member] | Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Cost	1,214	2,611
Accumulated gain / (loss) reflected in income	2	(9)
Fair value	1,216	2,602
Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Cost	2,574	999
Accumulated gain / (loss) reflected in income	253	31
Fair value	2,827	1,030
Investment funds [member]
IfrsStatementLineItems [Line Items]
Cost	37,642	27,041
Accumulated gain / (loss) reflected in income	(539)	(471)
Fair value	R$ 37,103	R$ 26,570